Business Acquisitions - Summary of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Oct. 17, 2019	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Goodwill	$ 311,865		$ 38,019		$ 20,317
Tictail, Inc.
Business Acquisition [Line Items]
Cash				$ 1,465
Trade and other receivables				156
Other current assets				1,054
Accounts payable and accrued liabilities				(1,847)
Deferred tax liability on acquired intangibles				(309)
Goodwill				15,125
Total purchase price				17,144
Tictail, Inc. | Acquired technology
Business Acquisition [Line Items]
Estimated fair value of identifiable assets acquired				1,400
Tictail, Inc. | Customer relationships
Business Acquisition [Line Items]
Estimated fair value of identifiable assets acquired				$ 100
6 River Systems, Inc.
Business Acquisition [Line Items]
Cash		$ 8,158
Trade and other receivables		2,038
Other current assets		4,394
Property and equipment, net		3,551
Accounts payable and accrued liabilities		(4,056)
Other current liabilities		(8,901)
Deferred tax liability on acquired intangibles		(26,107)
Goodwill		264,527
Total purchase price		393,704
6 River Systems, Inc. | Acquired technology
Business Acquisition [Line Items]
Estimated fair value of identifiable assets acquired		142,500
6 River Systems, Inc. | Customer relationships
Business Acquisition [Line Items]
Estimated fair value of identifiable assets acquired		$ 7,600